Bank Borrowings (Tables)	6 Months Ended
Jun. 30, 2020
Debt Instrument [Line Items]
Schedule of bank borrowings

	June 30,	December 31,
	2020	2019

	(in US$’000)
Non-current	26,839	26,818

Schedule of maturities of bank borrowings

	June 30,	December 31,
	2020	2019

	(in US$’000)
Not later than 1 year	—	—
Between 1 to 2 years	26,923	—
Between 2 to 3 years	—	26,923
	26,923	26,923